Taxation - Summary of Tax Components of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Pension remeasurements	£ (346)	£ 416	£ (240)
Exchange differences on translation of foreign operations	(9)	21	38
Fair value movements on cash flow hedges - net fair value gains or losses	57	(131)	(72)
Fair value movements on cash flow hedges - recognised in income and expense	(47)	139	39
Income tax relating to components of other comprehensive income	(345)	445	(235)
Current tax credit	203	122	231
Deferred tax (expense) credit	(548)	323	(466)
Tax on other comprehensive income (loss)	£ (345)	£ 445	£ (235)